OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2024	2023
	£m	£m
Structured Notes Programmes	355	369
Structured deposits	605	426
Zero Amortising Guaranteed Notes	95	104
	1,055	899

Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	2024	2023
	£m	£m
Medium-term notes	8,792	9,591
	8,792	9,591